Consolidated Statement of Changes in Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive (Loss) Income	Noncontrolling Interest	Redeemable Non-controlling Interest [Member]
Balance at Dec. 31, 2011	$ 22,820	$ 13,445	$ (19,410)	$ 33,487	$ (152)	$ (5,490)	$ 940	$ 358
Comprehensive income (loss):
Net income	5,490			5,130			360
Redeemable noncontrolling interest in subsidiaries' earnings	(24)						(24)	24
Other comprehensive income (loss), net of tax	44					42	2	6
Common Stock issued under employee plans, net of tax benefit	654	643	18	(20)	13
Treasury Stock reissued under employee plans	279	138	141
Equity Units issuance	(216)	(216)
Dividends on Common Stock	(1,752)			(1,752)
Dividends on ESOP Common Stock	(67)			(67)
Dividends attributable to noncontrolling interest	(337)						(337)	(18)
Redeemable noncontrolling interest accretion	(2)			(2)				2
Purchase of subsidiary shares from noncontrolling interest	(38)	(34)					(4)	(34)
Sale of subsidiary shares in noncontrolling interest	52						52
Other	66						66
Redeemable noncontrolling interest reclassification to noncontrolling interest	100						100	(100)
Balance at Dec. 31, 2012	27,069	13,976	(19,251)	36,776	(139)	(5,448)	1,155	238
Comprehensive income (loss):
Net income	6,109			5,721			388
Redeemable noncontrolling interest in subsidiaries' earnings	(5)						(5)	5
Other comprehensive income (loss), net of tax	2,563					2,568	(5)	(9)
Common Stock issued under employee plans, net of tax benefit	889	837	20	19	13
Common Stock Repurchased	(1,200)		(1,200)
Dividends on Common Stock	(1,908)			(1,908)
Dividends on ESOP Common Stock	(69)			(69)
Dividends attributable to noncontrolling interest	(355)						(355)	(5)
Purchase of subsidiary shares from noncontrolling interest	(116)	(49)					(67)	(3)
Sale of subsidiary shares in noncontrolling interest	243						243
Other	(11)						(11)	(16)
Disposition of noncontrolling interest	(7)						(7)	(82)
Redeemable noncontrolling interest reclassification to noncontrolling interest	17						17	(17)
Balance at Dec. 31, 2013	33,219	14,764	(20,431)	40,539	(126)	(2,880)	1,353	111
Comprehensive income (loss):
Net income	6,623			6,220			403
Redeemable noncontrolling interest in subsidiaries' earnings	(9)						(9)	9
Other comprehensive income (loss), net of tax	(3,848)					(3,781)	(67)	(7)
Common Stock issued under employee plans, net of tax benefit	598	607	9	(29)	11
Common Stock Repurchased	(1,500)		(1,500)
Dividends on Common Stock	(2,048)			(2,048)
Dividends on ESOP Common Stock	(71)			(71)
Dividends attributable to noncontrolling interest	(318)						(318)	(3)
Purchase of subsidiary shares from noncontrolling interest	(93)	(75)					(18)
Sale of subsidiary shares in noncontrolling interest	15	4					11
Other	12						12	14
Redeemable noncontrolling interest reclassification to noncontrolling interest	(16)						(16)	16
Balance at Dec. 31, 2014	$ 32,564	$ 15,300	$ (21,922)	$ 44,611	$ (115)	$ (6,661)	$ 1,351	$ 140